Organization and Reorganization	6 Months Ended
Jun. 30, 2026
Organization and Reorganization [Abstract]
Organization and Reorganization

1. Organization and Reorganization

Token Cat Limited (the “Company”, formerly known as TuanChe Limited) was incorporated in the Cayman Islands on September 28, 2012. The Company is a holding company and conducts its business mainly through its subsidiaries, variable interest entities (“VIEs”) and subsidiaries of VIEs (collectively referred to as the “Group”). The Group commenced operations through TuanChe Internet, a PRC company established by several PRC citizens in May 2012. TuanChe Internet holds an Internet Content Provider (“ICP”) license to operate Tuanche.com that provides internet information services to automobile manufacturers, car dealers and consumers.

The Group was primarily engaged in the operation of providing auto shows, special promotion events services, referral service for a commercial bank, online marketing services and other related businesses in the People’s Republic of China (the “PRC” or “China”). The Group commenced its auto shows business from the fourth quarter of 2016. In June 2018, the Group commenced its virtual dealership business, marketing information services and demand-side platform services. In January 2019, the Group commenced its special promotion events business. In October 2019, the Group commenced its referral services in collaboration with a commercial bank. In the first quarter of 2020, the Group acquired Longye International Limited (“Longye”) and commenced a subscription and support service, and it also commenced its live streaming promotion events services and customer referral services. In 2025, the Group expanded its business through its PRC subsidiaries to include the procurement and sales of electronic equipment, diversifying its revenue streams beyond its core automotive digital marketing and technology services.

On September 10, 2025, the Company entered into a share purchase agreement with Prime Management Group Limited, a British Virgin Islands company. Pursuant to the share purchase agreements, the Group transferred 100% of the outstanding equity interest in Longye, a Cayman Islands company, Long Ye Information Technology Limited, a Hong Kong company (“Long Ye HK”), Beijing Sangu Maolu Information Technology Co., Ltd., a PRC company (“Sangu Maolu”), TuanChe Information Limited, a Hong Kong company, (“Tuanche HK”), TuanYuan Internet Technology (Beijing) Co., Ltd., a PRC company (“TuanYuan”), TuanChe Group Inc., a Cayman Islands company, (“Tuanche Cayman”), Tuanche Information Group Limited, a Hong Kong company (“Tuanche Info”), Chema Technology (Beijing) Co., Ltd., a PRC company (“Chema”), for an aggregate consideration of the US$1. The organizing auto shows and providing marketing services have been presented as discontinued operations (“Discontinued Operations”) retroactively for the periods presented in the unaudited condensed consolidated   financial statements for the six months ended June 30, 2025. For details of the transaction please refer to Note 19 – Discontinued operations.

Following the disposal, as of June 30, 2026, the Group expanded its business through its PRC subsidiaries to include the procurement and sales of electronic equipment, diversifying its revenue streams beyond its core automotive digital marketing and technology services.

		Percentage of
	Place and year of	direct or indirect
Major Subsidiaries	incorporation	economic ownership	Principal activities
New TuanChe New York Inc. (US)	New York, USA 2024	100	Investment holding
New TuanChe Colorado Inc. (US)	Colorado, USA 2025	100	Investment holding
New TuanChe PTE. LTD. (Singapore)	Singapore 2025	100	Investment holding
New TuanChe Hong Kong Limited (HK)	Hong Kong, PRC 2024	100	Investment holding
Shenzhen Feixingjia Information Technology Co., Ltd.	Shenzhen, PRC 2024	100	Electronic equipment trading,technical support and consulting services
Beijing Feixingjia Information Technology Co.,Ltd.	Beijing, PRC 2025	100	Electronic equipment trading,technical support and consulting services
Changsha Feixingjia Information Technology Co., Ltd.	Changsha, PRC 2025	100	Technical support and consulting services
Hainan Tuanche Information Technology Co., Ltd.	Danzhou, Hainan, 2026	100	Technical support and consulting services